Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis:

	As of December 31, 2015				As of December 31, 2014
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$3,674	$127,143	$—	$130,817	$3,885	$180,151	$—	$184,036
Marketable securities	3,485	—	—	3,485	—	—	—	—
Call option	—	169,037	—	169,037	—	147,707	—	147,707
Foreign exchange contracts	—	1,393	—	1,393	—	46,802	—	46,802
Interest rate contracts	—	12,687	—	12,687	—	3,294	—	3,294
	$7,159	$310,260	$—	$317,419	$3,885	$377,954	$—	$381,839
Liabilities:
Foreign exchange contracts	$—	$(525)	$—	$(525)	$—	$(10,547)	$—	$(10,547)
Cash conversion option	—	(170,951)	—	(170,951)	—	(149,450)	—	(149,450)
Contingent consideration	—	—	(17,678)	(17,678)	—	—	(17,477)	(17,477)
	$—	$(171,476)	$(17,678)	$(189,154)	$—	$(159,997)	$(17,477)	$(177,474)

Summary of Activity for Liabilities with Level 3 Inputs
Activity for liabilities with Level 3 inputs is summarized in the following table:

(in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Contingent Consideration
BALANCE AT DECEMBER 31, 2013	$(6,127)
Additions from acquisitions	(13,057)
Payments	457
Gain included in earnings	1,162
Foreign currency translation adjustments	88
BALANCE AT DECEMBER 31, 2014	$(17,477)
Additions	(5,476)
Gain included in earnings	5,225
Foreign currency translation adjustments	50
BALANCE AT DECEMBER 31, 2015	$(17,678)